Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
5.	Revenue

	Year ended December 31,
	2023	2024	2025
	revised
	$’000	$’000	$’000
Option grant fee	-	-	5,000
Total	-	-	5,000

In 2025, the Company recognized revenue of $5,000 from contract liability. This amount represents a non-refundable upfront fee received from a customer in 2023 in exchange for granting an exclusive option to enter into a license agreement for the further development and commercialization of certain products. In 2025, following the discontinuation of the related project, the likelihood of the customer exercising its remaining rights became remote, and the Group has no other unfulfilled performance obligations. Accordingly, the Company recognized revenue from contract liability.